Schedule of other payables and accrued liabilities (Details) - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued expenses (i)	[1]	$ 671,743	$ 129,029
Accrued payroll		730,037	244,591
Accrued interests (ii)	[2]	157,032	67,448
Others		34,003	47,529
Total other payables and accrued liabilities		$ 1,592,815	$ 488,597

[1]	The balance of accrued expenses represented amount due to third parties service providers which include marketing consulting service, IT related professional service, legal, audit and accounting fees, and other miscellaneous office related expenses.
[2]	The balance of accrued interests represented the balance of interest payable from short-term loan – bank, private lender, and third parties (See Note 13).